Net interest income - Summary of net interest income (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Net Interest Income [Abstract]
Interest income on loans	€ 15,730	€ 17,212
Interest income on debt securities at amortised cost	656	579
Interest income on financial assets at fair value through OCI	803	710
Interest income on non-trading derivatives (hedge accounting)	4,889	6,564
Total interest income using effective interest rate method	22,079	25,066
Interest income on financial assets at fair value through profit or loss	2,652	3,211
Interest income on non-trading derivatives (no hedge accounting)	1,078	1,602
Interest income other	34	49
Total other interest income	3,763	4,863
Total interest income	25,842	29,929
Interest expense on deposits	6,807	7,462
Interest expense on debt securities in issue	2,562	2,573
Interest expense on subordinated loans	394	353
Interest expense on non-trading derivatives (hedge accounting)	5,528	7,127
Total interest expense using effective interest rate method	15,291	17,515
Interest expense on financial liabilities at fair value through profit or loss	2,166	2,843
Interest expense on non-trading derivatives (no hedge accounting)	1,029	1,742
Interest expense on lease liabilities	14	14
Interest expense other	52	54
Total other interest expense	3,261	4,651
Total interest expense	18,552	22,166
Net interest income	7,290	7,762
Negative interest income on liabilities	4	5
Negative interest expense on assets	€ 4	€ 0